Document And Entity Information	Mar. 05, 2026
Document Information [Line Items]
Entity, Registrant Name	ESCALADE, INCORPORATED
Document, Type	8-K
Document, Period End Date	Mar. 05, 2026
Entity, Incorporation, State or Country Code	IN
Entity, File Number	0-6966
Entity, Tax Identification Number	13-2739290
Entity, Address, Address Line One	817 Maxwell Avenue
Entity, Address, City or Town	Evansville
Entity, Address, State or Province	IN
Entity, Address, Postal Zip Code	47711
City Area Code	812
Local Phone Number	467-1334
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, No Par Value
Trading Symbol	ESCA
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000033488